February 2, 2018

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: CSOP ETF Trust (the "Trust"):
      File Nos. 811-22998 and 333-198810

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (the "1933 Act"), the Trust hereby certifies that the form of the Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from those contained in Post-Effective Amendment No. 7 to the Trust's Registration Statement on Form N-1A, filed electronically on Monday, January 29, 2018.

Please contact the undersigned or Brian Carroll of Brown Brothers Harriman & Co., the Trust's administrator, at (617) 772-1378, if you have any questions or comments concerning this filing.

/s/Michelle Wong
Michelle Wong
Secretary of the Trust